Total
Axonic Strategic Income Fund
Axonic Strategic Income Fund
INVESTMENT OBJECTIVE
The investment objective of the Axonic Strategic Income Fund (the "Fund") is to seek to maximize total return, through a combination of current income and capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the "Class A Shares" section of the Fund's Prospectus and in Appendix A - Waivers and Discounts Available from Intermediaries.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Axonic Strategic Income Fund	Class A Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none
Maximum Deferred Sales Charge (Load)(as a percentage of the amount redeemed)	none	[1]	none
[1]	There is no initial sales charge on purchases of Class A shares of $1 million or more; however, a contingent deferred sales charge of up to 1.00% may be imposed if such Class A shares are redeemed within eighteen (18) months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Axonic Strategic Income Fund		Class A Shares	Class I Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Shareholder Service Fees		0.15%	none
Other Expenses		0.59%	0.34%
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		1.88%	1.23%
Management Fee Waivers and Expense Reimbursements	[1]	(0.34%)	(0.09%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[1]	1.54%	1.14%
[1]	The Fund's investment adviser, Axonic Capital LLC (the "Adviser"), has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of any front-end sales loads, interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, payments, if any, under a Rule 12b-1 Distribution Plan and/or Shareholder Services Plan and certain other Fund expenses such as dividend and interest expense and broker charges on short sales) to not more than 1.10% of average daily net assets for each class of shares. The Expense Limitation Agreement is currently in effect until December 31, 2022. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2022, this agreement may not be modified or terminated without the approval of the Board. After December 31, 2022, the Expense Limitation Agreement may continue from year-to-year provided such continuance is approved by the Board. The Expense Limitation Agreement may be terminated by the Adviser or the Board, without approval by the other party, at the end of the then current term upon not less than 90 days' notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the Fund's Advisory Agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until December 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Axonic Strategic Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	378	770	1,187	2,347
Class I Shares	116	381	667	1,479

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most fiscal period December 31, 2019 (Commencement of Operations) to October 31, 2020, the Fund's portfolio turnover rate was approximately 54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

In pursuing its investment objective, the Fund seeks to maximize risk-adjusted total returns by investing primarily in income-producing instruments (i.e., under normal circumstances, the Fund will invest at least 60% of its net assets in income-producing instruments). These instruments may include: (i) mortgage-backed securities ("MBS"), including agency and non-agency residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"); (ii) other asset-backed securities ("ABS") and structured credit instruments, including instruments representing the ownership and cashflows from or financing of various assets, including aircraft, collateralized debt obligations ("CDOs"), collateralized loan obligations ("CLOs") and collateralized mortgage obligations ("CMOs"); and (iii) other income-producing investments, including corporate and bank-issued bonds, loans and participations, and instruments representing the ownership and cashflows from or financing of various assets, including aircraft and intellectual property royalties. The Fund also may invest in real estate investment trusts ("REIT"), equity securities of companies whose business is substantially related to the mortgage business (e.g., title, financial guaranty and other insurers and reinsurers; banks; marketplace and other lenders; mortgage originators; mortgage and other loan servicers; and homebuilders), and mortgage derivatives such as stripped RMBS and inverse floaters. Fund investments may also include private placement debt securities or loans, which may be directly or indirectly originated by the Fund or purchased from other originators. The Fund may be the sole buyer of such loans or securities designed for purchase by the Fund.

Credit instruments invested in by the Fund may be fixed, floating or inverse floating; interest-only or principal-only (i.e., stripped securities); of any maturity or no maturity; senior or subordinate (including equity tranches of structured credit instruments); and/or secured or unsecured debt instruments. There is no limit on the amount of Fund assets that may be invested in the junior debt, residual or equity tranches of any of the structured finance vehicles in which the Fund may invest. The Fund's investments may be of any credit quality, including, without limitation, investments that are rated below investment grade (commonly referred to as "high yield" or "junk" instruments), are unrated or that are distressed or in default. The Fund's investments may be issued by U.S. and non-U.S. issuers. There is no limit on the percentage of the Fund's assets that may be invested in the securities of non-U.S. issuers, including, without limitation, securities of emerging markets issuers.

In addition, for speculative or hedging purposes, the Fund may use various cleared and uncleared over-the-counter and exchange-traded derivatives, including swaps, options, swaptions, futures and forward agreements on financial instruments, equity securities and indices, debt instruments and indices, government securities, treasuries, currencies and commodities.

The Fund's portfolio will be deemed to be non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in MBS and other mortgage-related securities (such as CMOs), which investments the Fund treats as investments in a group of industries. To the extent permitted by the 1940 Act, the Fund's positions may be leveraged, and may be financed by various sources of funding, including bank lines, margin trading, short positions, derivatives (including total return swaps), and reverse repurchase arrangements and participations. The Fund may invest up to 15% of its net assets in illiquid investments.

The Adviser's investment approach focuses primarily on generation of income and other gains while seeking to minimize the adverse effects of rising interest rates by: (i) utilizing both top-down and bottom-up analysis during the fundamental research phase; and (ii) focusing on key sources of risk during the portfolio construction and ongoing portfolio management phases.

The Adviser's investment strategy relies on three primary components:

●	the Adviser's ability to identify and purchase appropriate securities;

●	an intensive analytical approach to risk management and portfolio construction; and

●	the Adviser's ability to construct a blended portfolio of risk-based assets and hedges with a return profile over time that demonstrates increased total return while mitigating discrete risks.

The Adviser carries out the Fund's investment process and risk control procedures by applying various valuation tools, including the Adviser's own risk and valuation pricing engine. In particular, the Adviser believes that attractive risk-adjusted returns can be produced by systematically discovering misvalued credit risk, structural nuances and other opportunities in income-producing investments.

In managing the Fund's investments, the Adviser applies top-down research in an effort to optimize portfolio construction for attractive risk-adjusted returns. In selecting securities for the Fund, the Adviser attempts to take advantage of the inefficiencies that result from, among other things: (i) inconsistency of performance across deals, issuers, and sectors; (ii) heterogeneity of securities from both a collateral and structural perspective; and (iii) structural complexity. The Adviser then supplements the foregoing where applicable by making investments that provide appropriate hedging mechanisms, as necessary. The Adviser sells securities when the securities have realized the Adviser's goals, the Adviser identifies more attractive opportunities or pressing needs for the Fund's portfolio, the securities are no longer attractive, or the Adviser wishes to raise cash for the Fund.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. The principal risks of an investment in the Fund are summarized below. For a more complete discussion of the risks of investing in the Fund, see "Principal Risks of Investing in the Fund".

Residential Mortgage-Backed Securities Risks. Collateral underlying RMBS generally consists of mortgage loans secured by residential real estate or other RMBS. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities; that is, they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, the rate of prepayments on underlying mortgages affects the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity beyond what was anticipated.

Commercial Mortgage-Backed Securities Risks. Collateral underlying CMBS generally consists of mortgage loans secured by income-producing property or other CMBS. Performance of a commercial mortgage loan and the market value of a commercial property both depend primarily on the net income generated by the underlying mortgaged property and performance of the related business (including property management). As a result, income generation will affect both the likelihood of default and the severity of losses with respect to a commercial mortgage loan. Issues associated with managing a commercial property may impact both performance and market value. The value of commercial real estate is also subject to limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosure and rights of redemption. In addition, the unavailability of real estate financing may lead to default of mortgage loans on commercial properties, and there is no recourse against the borrower's assets other than the collateral except in the case of borrowers acting fraudulently or otherwise illegally. As a result, payments on the CMBS may be adversely affected in such cases.

Concentration in Certain Mortgage-Related Assets Risk. The risks of concentrating in mortgage-related assets, including RMBS (agency and non-agency), CMBS and other mortgage-backed securities include susceptibility to changes in interest rates and the risks associated with the market's perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.

REIT Risk. Investments in REITS and in securities of other companies principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values.

Aircraft and Aviation Industry Risk. The Fund may invest in securities collateralized or otherwise backed by aircraft. Risks associated with aircraft securitizations include, but are not limited to, risks related to commercial aircraft, the leasing of aircraft by commercial airlines and the commercial aviation industry generally, as well as with respect to any one aircraft or type of aircraft, the particular maintenance and operating history for the aircraft or its components, the model and type of aircraft, the jurisdiction of registration and regulatory risk. In this regard, adverse developments with respect to particular aircraft will adversely affect the value of securities related to the same. In addition to the foregoing, market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war can have a material adverse effect on the aviation industry generally and securities related to the same, especially when such market events cause material declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel has substantially declined, and many airlines have become dependent, at least in part, on government aid. There can be no assurance that this government aid will continue, that it will be sufficient to sustain airlines or the industry generally, or that it will limit or prevent decreases in the value of securities related to the aviation industry.

Asset-Backed Securities Risks. Asset-backed securities are subject to credit risk, interest rate risk, and to a lesser degree, prepayment risk. Asset-backed securities may also be subject to additional risks, including the fact that underlying assets may be unsecured.

Structured Investments Risks. The Fund may invest in entities organized and operated for the purpose of restructuring the investment characteristics of other debt securities, which may include CDOs, CLOs and CMOs. The Fund will not own the underlying assets of these entities directly, and the Fund will not benefit from rights that holders of the assets have, including indemnification and voting rights. Structured finance securities entail risks that are associated with their underlying assets and risks resulting from the entities' structure and execution. Additionally, investments in the equity tranches (or other similar junior tranches) of structured investments typically represent the first loss position, are unrated and may be highly leveraged, which magnifies the risk of loss on such investments.

Commercial and Residential Mortgages and Loans Risks. Investing in commercial and residential mortgage loans involves the general risks typically associated with investing in traditional fixed-income securities (including interest rate and credit risk) and certain additional risks and special considerations (including the risk of principal prepayment and the risk of investing in real estate).

Direct Lending/Origination Risk. To the extent that the Fund invests in loans or privately placed debt securities that are directly or indirectly originated by the Fund or purchased from the originator, the Fund will be subject to the risk associated with investing in commercial and residential mortgages and loans and to certain additional risks and expenses, which may include the risks and expenses of servicing the accompanying debt and, if necessary, of foreclosure.

Interest Rate Risk. In recent years the U.S. has experienced historically low interest rates, increasing the exposure of fixed income investors to the risks associated with rising interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, some fixed income securities may experience increased volatility and may lose value, which could adversely impact the Fund's net asset value. Rising interest rates could also impair the ability of borrowers to service interest payment obligations and make principal loan repayments, which could adversely impact the Fund's net investment income and its distributions to Shareholders. Additionally, decreases in the value of fixed income securities could lead to increased shareholder redemptions, which could impair the Fund's ability to achieve its investment objective.

Equity Securities Risk. An equity security can fluctuate in price based upon many different factors, including, among others, factors affecting equity securities markets generally, particular industries represented by those markets, or factors directly related to a specific company, such as decisions made by its management, or changes in the company's financial condition or prospects. Equity security prices also fluctuate based on investors' perceptions of a security's value, regardless of the accuracy of those perceptions.

LIBOR Risk. The terms of many investments, financings or other transactions to which the Fund may be a party have been historically tied to the London Interbank Offered Rate, or "LIBOR." LIBOR may be a significant factor in determining the Fund's payment obligations under a derivative investment, the cost of financing to the Fund or an investment's value or return to the Fund, and may be used in other ways that affect the Fund's investment performance. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR, especially for those instruments that do not provide for an alternative rate in the event that LIBOR ceases to be published. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. All of the aforementioned may adversely affect the Fund's performance or NAV.

Market Risk. Market risk refers to the risk that the value of securities in the Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuation in interest rates, the quality of the Fund's investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Certain market events (including, without limitation, the occurrence or threat of pandemic, terrorism or war) could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security's comparative credit rating.

High Yield Securities Risk. The Fund may invest in below investment grade and/or unrated instruments (also known as "junk bonds"), which may include securities rated as low as "D" or unrated securities of comparable quality. Such instruments are regarded as predominantly speculative with respect to an issuer's capacity to pay interest and repay principal. Lower grade instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of the issuers of such instruments to repay principal and pay interest thereon, increase the incidence of default for such instruments and severely disrupt the market value of such instruments. Debt rated "D" is in default or is expected to default upon maturity of payment date. Such investments are inherently speculative and involve major risk exposure to adverse conditions. There is no minimum credit quality for securities in which the Fund may invest.

Leverage. The Fund may use leverage, which will cause the Fund's NAV to be more volatile than it would otherwise be, may cause the Fund to experience losses if earnings on the investments made with borrowed money do not cover the costs of borrowing and may increase the risk of investing with the Fund.

Credit Risk. Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals.

Valuation Risk. The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange. Accordingly, there is a risk that the determination of the fair value of a security or instrument will not approximate the price at which the Fund could sell the security or instrument at the time of the fair valuation.

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Conflicts of Interest Risk. There are significant and potential conflicts of interest that could impact the Fund's investment returns, including the potential for portfolio managers to devote unequal time and attention to the management of the Fund and any other accounts managed; allocate a limited investment opportunity among more than one client for whom the investment may be suitable; and acquire material non-public information or otherwise be restricted from trading in certain potential investments.

Derivatives Risks. Credit derivatives are contracts that transfer price, spread and/or default risks of debt and other instruments from one party to another. Such instruments may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. In addition, the Fund is subject to the credit risk associated with the underlying assets of a derivatives contract as well as the risk of counterparty default. As a result, the Fund's use of derivatives could result in losses, which could be significant.

Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Non-U.S. Investments Risks. Non-U.S. investments may be traded in undeveloped, inefficient and less liquid markets and may experience greater price volatility and changes in value. Investments in emerging markets can impose greater risk than investing in developed foreign markets.

Foreign Currency Risk. Changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments.

Security Selection Risk. The Fund's financial condition and results of operations could be negatively affected if a significant investment fails to perform as expected.

General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund's performance. The Fund's NAV and investment return will fluctuate based on changes in the value of its portfolio securities.

Portfolio Turnover Risks. The Fund's annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. The portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, brokerage commissions, dealer mark-ups and bid/ask spreads, and transaction costs on the sale of securities and reinvestment in other securities, and may result in the realization of taxable capital gains (including short-term capital gains, which are generally taxable to shareholders subject to tax at ordinary income rates).

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

New Fund Risk. The Fund has a limited operating history. As a result, the Fund's performance may not reflect how the Fund may be expected to perform over the long term, and prospective investors have no meaningful track record and history on which to base their investment decisions.

Regulatory and Legal Risk. Legal and regulatory changes, including those implemented in connection with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), could occur, which may materially adversely affect the Fund.

Risk Relating to the Fund's RIC Status. To qualify and remain eligible for the special tax treatment accorded to RICs and their Shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Class I shares performance from year to year and by showing how the Fund's average annual total returns (before and after taxes) for 1 year and since inception compared to those of a broad based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting calling (833) 429-6642 or by visiting www.axonicfunds.com.

Calendar Year Total Returns—Class I

Best Quarter – June 30, 2020	4.03%
Worst Quarter – March 31, 2020	-8.70%
The Fund's Class I calendar year-to-date return as of December 31, 2020 was -0.03%
Average Annual Total Returns (as of December 31, 2020)
Average Annual Total Returns - Axonic Strategic Income Fund	1 Year	Since Inception	Inception Date
Class I Shares	(0.03%)	(0.03%)	Dec. 30, 2019
Class I Shares | After Taxes on Distributions	(0.92%)	(0.92%)	Dec. 30, 2019
Class I Shares | After Taxes on Distributions and Sales	(0.03%)	(0.40%)	Dec. 30, 2019
Bloomberg Barclays US Aggregate Bond Index	7.51%	7.40%	Dec. 30, 2019

Performance for the Class A shares has not been presented because those shares have not completed a full year of operation as of the date of this prospectus. The Class A shares will have substantially similar annual returns to the Class I shares because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for other classes will vary. The table includes all applicable fees and sales charges. All returns reflect reinvestment of all dividend and capital gain distributions.